Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Abstract]
Noncurrent assets	₱ 215	₱ 499
Current assets	171	242
Noncurrent liabilities	(8)	(2)
Current liabilities	(141)	(225)
Net assets	₱ 237	₱ 514